Note 10 - Short-term Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short Term Notes Payable [Text Block]
10.          SHORT-TERM NOTES PAYABLE

Short-term notes payable consists of the following:

	June 30, 2012	December 31, 2011*
Cash grant bridge note payable to a bank, with interest at 3-month LIBOR plus 2.75 basis points (3.28% at December 31, 2011); loan was paid in full March 2012 upon receipt of the cash grant	$-	$2,588,200

Note payable to bank, interest payable monthly at 5%, collateralized by certificates of deposit, due November 2012	342,518	376,503
	$342,518	$2,964,703

*Derived from December 31, 2011 audited financial statements

15.      SHORT-TERM NOTES PAYABLE

Short-term notes payable at December 31, 2011 and 2010 consists of the following:

	December 31, 2011	December 31, 2010

Cash grant bridge note payable to a bank, with interest at 3-month LIBOR plus 2.75 basis points (3.28% at December 31, 2011); due February 2012, interest payable on due date; collateralized by wind farm project assets; loan was paid in full March 2012 upon receipt of the cash grant	$2,588,200	$-

Note payable to bank, interest payable monthly at 5%, collateralized by certificates of deposit, due November 2012.	376,503	411,167
	$2,964,703	$411,167

The weighted average interest rate for December 31, 2011 and 2010 was 3.49% and 5%, respectively. Interest expense for the years ended December 31, 2011 and 2010 approximated $502,000 and $21,40, respectively.